ReliaStar Life Insurance Company

and its

Separate Account N

VOYA ADVANTAGE CENTURY PLUSSM

Supplement Dated February 29, 2024 to the Contract Prospectus dated October 1, 2002 and Notice Document, dated May 1, 2024, as amended

This supplement updates and amends certain information contained in your variable annuity contract prospectus and notice document. Please read it carefully and keep it with your contract prospectus and your notice document, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and notice document.

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NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND NOTICE DOCUMENT

CONTRACT PROSPECTUS

A footnote in the APPENDIX B: DESCRIPTION OF UNDERLYING FUNDS (“APPENDIX B”), of the contract prospectus has been revised. In that regard, the footnote** at the bottom of APPENDIX B (page B-1) of the contract prospectus is hereby replaced in its entirety with the following:

**Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

NOTICE DOCUMENT

A bullet point in the Investment Options section of the UPDATED INFORMATION ABOUT YOUR CONTRACT (“Investment Options”), section of the updating summary prospectus has been revised. In that regard, the sixth bullet point of the Investment Options subsection (page 5) of the updating summary prospectus is hereby replaced in its entirety with the following:

•	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

A footnote in the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the notice document has been revised. In that regard, the footnote** at the bottom of the APPENDIX (page 14) of the summary prospectus is hereby replaced in its entirety with the following:

**Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

X.100208-24	May 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-800-884-5050

X.100208-24	May 2024